SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Basis of Accounting
Basis of Accounting – The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  The consolidated financial statements include the accounts of Newcastle and its consolidated subsidiaries.  All significant intercompany transactions and balances have been eliminated. Newcastle consolidates those entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which Newcastle is determined to be the primary beneficiary.  VIEs are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.  A VIE must be consolidated only by its primary beneficiary, which is defined as the party who, along with its affiliates and agents, has a potentially significant interest in the entity and controls such entity’s significant decisions. Newcastle’s CDO subsidiaries and its manufactured housing loan financing structures (Note 11) are special purpose entities which are considered VIEs of which Newcastle is the primary beneficiary (except as noted in Note 11). Therefore, the debt issued by such entities is considered a non-recourse secured borrowing of Newcastle. The subprime securitization trusts (Note 6) are VIEs of which Newcastle is not the primary beneficiary. Therefore, the debt issued by such entities is essentially off balance sheet financing.

For entities over which Newcastle exercises significant influence, but which do not meet the requirements for consolidation, Newcastle uses the equity method of accounting whereby it records its share of the underlying income of such entities.  Newcastle’s investments in equity method investees were not significant at December 31, 2012, 2011 or 2010. Regarding investments in entities over which Newcastle does not meet the requirements for consolidation and does not exercise significant influence, Newcastle records these investments at cost, subject to impairment.
Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Correction of Error
Correction of Error - Newcastle has restated its financial results for the year ended December 31, 2011 to correct an error in the accounting for the deconsolidation of CDO V.

The following changes to Newcastle’s previously issued audited consolidated statement of income for the year ended December 31, 2011 have been made: (i) an increase in Other Income (Loss) of $45.1 million (from a loss of $8.9 million to income of $36.2 million); (ii) an increase in Total Other Income of $45.1 million; (iii) an increase in Net Income of $45.1 million (from $259.4 million to $304.5 million); (iv) an increase in Income Applicable to Common Stockholders of $45.1 million (from $253.9 million to $298.9 million) and (v) an increase in basic and diluted earnings per share of $0.56 (from $3.09 to $3.65).  The increase to Net Income also has the effect of (i) increasing Total Comprehensive Income by $45.1 million (from $222.2 million to $267.3 million) in the consolidated statement of comprehensive income; (ii) removing the previously reported line item Deconsolidation of CDO V – Cumulative Net Loss in the consolidated statement of stockholders’ equity and (iii) adding a line item for Gain on Deconsolidation in the consolidated statement of cash flows.

The correction had no impact on the consolidated balance sheet as of December 31, 2011. This gain is non-cash in nature, and the correction had no impact on reported net cash from operating, investing or financing activities on the consolidated statement of cash flows. In addition, the correction had no impact on the consolidated financial statements for any prior or subsequent periods.

The error resulted from an incorrect application of Accounting Codification Standard Topic 810 “Consolidation” (“ASC 810”) in recording the deconsolidation of CDO V. ASC 810 requires, when a variable interest entity is deconsolidated, the difference between the carrying amount of the noncontrolling interest in the former subsidiary and the carrying amount of the former subsidiary’s assets and liabilities to be recognized in net income. However, in recording the deconsolidation of CDO V, Newcastle recorded the $45.1 million difference between the carrying amount of its noncontrolling interest in CDO V and the carrying amount of CDO V’s assets and liabilities as a direct increase to stockholders’ equity.

All financial information included in the notes to the consolidated financial statements impacted by the adjustments has been revised as applicable.

Change in Presentation
Change in Presentation – Newcastle has changed the format of its consolidated balance sheets for all periods presented to combine the non-recourse VIE financing structures and recourse financing structures, mortgaged real estate and unlevered assets.  This change in format did not have any effect on any of the reported line items within the balance sheets, other than presenting the combined assets and combined liabilities for each of the respective line items previously presented under the non-recourse VIE financing structures and recourse financing structures, mortgaged real estate and unlevered assets.
Additionally, Newcastle reclassified the operating results relating to certain properties in Beavercreek, Ohio as part of income from continuing operations for the year ended December 31, 2012 and the accompanying comparative income statements for the years ended December 31, 2011 and December 31, 2010.  As of December 31, 2012, the above properties were classified as held for use based on the decision not to proceed with the planned disposition.  See Note 8.

Risks and Uncertainties
Risks and Uncertainties — In the normal course of business, Newcastle encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on Newcastle’s investments in securities, loans, Excess MSRs, derivatives and leases that results from a borrower’s, derivative counterparty’s or lessee’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments in securities, loans and derivatives or in real estate due to changes in interest rates, spreads or other market factors, including the value of the collateral underlying loans and securities and the valuation of real estate held by Newcastle.  Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, financings, collateral values, payment histories, and other borrower information.

Additionally, Newcastle is subject to significant tax risks. If Newcastle were to fail to qualify as a REIT in any taxable year, Newcastle would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, Newcastle would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Comprehensive Income
Comprehensive Income — Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, excluding those resulting from investments by and distributions to owners. For Newcastle’s purposes, comprehensive income represents net income, as presented in the statements of operations, adjusted for unrealized gains or losses on securities available for sale and derivatives designated as cash flow hedges.

The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2012	2011
Net unrealized gains (losses) on securities	$82,788	$(2,585)
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(12,024)	(70,501)
Accumulated other comprehensive income (loss)	$70,764	$(73,086)

Real Estate Securities and Loans Receivable

Real Estate Securities and Loans Receivable ¾ Newcastle invests in securities, including commercial mortgage backed securities, senior unsecured debt issued by property REITs, real estate related asset backed securities and FNMA/FHLMC securities.  Newcastle also invests in loans, including real estate related loans, commercial mortgage loans, residential mortgage loans, manufactured housing loans and subprime mortgage loans.  Newcastle determines at acquisition whether loans will be aggregated into pools based on common risk characteristics (credit quality, loan type, and date of origination or acquisition); loans aggregated into pools are accounted for as if each pool were a single loan.  Loans receivable are presented in the consolidated balance sheet net of any unamortized discount (or gross of any unamortized premium) and an allowance for loan losses. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security or loan.  Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment.  For loans acquired at a discount for credit quality, the difference between contractual cash flows and expected cash flows at acquisition is not accreted (non-accretable difference). Newcastle discontinues the accretion of discounts and amortization of premium on loans if they are reclassified from held for investment to held for sale. Interest income with respect to non-discounted securities or loans is recognized on an accrual basis. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities or loans using the interest method. Upon settlement of securities and loans, the excess (or deficiency) of net proceeds over the net carrying value of such security or loan is recognized as a gain (or loss) in the period of settlement. Interest income includes prepayment penalties received of $2.7 million and $7.2 million in 2012 and 2010, respectively. No prepayments penalties were received in 2011.

Investments In Excess Mortgage Servicing Rights- Revenue Recognition

Investments in Excess Mortgage Servicing Rights (“Excess MSRs”) – Excess MSRs are aggregated into pools as applicable; each pool of Excess MSRs is accounted for in the aggregate. Interest income for Excess MSRs is accreted into interest income on an effective yield or “interest” method, based upon the expected excess mortgage servicing amount through the expected life of the underlying mortgages. Changes to expected cash flows result in a cumulative retrospective adjustment, which will be recorded in the period in which the change in expected cash flows occurs. Under the retrospective method, the interest income recognized for a reporting period would be measured as the difference between the amortized cost basis at the end of the period and the amortized cost basis at the beginning of the period, plus any cash received during the period. The amortized cost basis is calculated as the present value of estimated future cash flows using an effective yield, which is the yield that equates all past actual and current estimated future cash flows to the initial investment. In addition, NIC MSR’s policy is to recognize interest income only on its Excess MSRs in existing eligible underlying mortgages. The difference between the fair value of Excess MSRs and their amortized cost basis is recorded as net income.  Fair value is generally determined by discounting the expected future cash flows using discount rates that incorporate the market risks and liquidity premium specific to the Excess MSRs, and therefore may differ from their effective yields.

Impairment Of Securities and Loans
Impairment of Securities and Loans — Newcastle continually evaluates securities and loans for impairment. Securities and loans are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that Newcastle will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or, for securities or loans purchased at a discount for credit quality or that represent retained beneficial interests in securitizations, when Newcastle determines that it is probable that it will be unable to collect as anticipated.  The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer or the borrower, (ii) review of the credit rating of the security, (iii) review of the key terms of the security or loan, (iv) review of the performance of the loan or underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the loan or underlying loans, (vi) analysis of the effect of  local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults and loss severities for similar securities or loans.  Furthermore, Newcastle must have the intent and ability to hold loans whose fair value is below carrying value until such fair value recovers, or until maturity, or else a write down to fair value must be recorded. Similarly for securities, Newcastle must record a write down if we have the intent to sell a given security in an unrealized loss position, or if it is more likely than not that we will be required to sell such a security. Upon determination of impairment, Newcastle establishes specific valuation allowances for loans or records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. Newcastle also establishes allowances for estimated unidentified incurred losses on pools of loans. The allowance for each loan is maintained at a level believed adequate by management to absorb probable losses, based on periodic reviews of actual and expected losses.  It is Newcastle’s policy to establish an allowance for uncollectible interest on performing securities or loans that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those loans are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from Newcastle’s estimates.  Newcastle may resume accrual of income on a security or loan if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis. Newcastle charges off the corresponding loan allowance when it determines the loans to be uncollectable.

Rental Income, Care and Ancillary Income	Rental Income, Care and Ancillary Income - Newcastle records rental revenue, care and ancillary income as they become due as provided for in the leases.
Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net
Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net – These items are comprised of the following:

	Year-Ended December 31,
	2012	2011	2010
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$14,629	$81,434	$64,778
Loss on settlement of real estate securities	(4,433)	(5,091)	(9,192)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held for sale	—	1,838	—
Loss on repayment/disposition of loans held for sale	(1,614)	—	—
Realized gain (loss) of termination of derivative instruments	—	—	(3,279)
Loss on disposal of long-lived assets	(2)
	$232,897	$78,181	$52,307
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	$9,101	$3,284	$(1,240)
Unrealized gain (loss) recognized upon de-designation of hedges	(7,036)	(13,939)	(35,905)
Hedge ineffectiveness	483	(917)	580
Gains on deconsolidation	—	45,072
Equity in earnings of equity method investees	—	272	94
Collateral management fee income, net	1,786	2,432	475
Other income (loss)	978	—	320
	$5,312	$36,204	$(35,676)

Reclassification from Accumulated Other Comprehensive Income Into Net Income
Reclassification From Accumulated Other Comprehensive Income Into Net Income - The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income Components	Income Statement Location	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(4,433)
		$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(7,036)
Hedge ineffectiveness	Other income (loss)	483
Amortization of deferred gain (loss)	Interest expense	1,250
Gain (loss) of termination of derivative instruments	Gain (loss) on settlement of investments, net	—
		$(5,303)

Total reclassifications		$(14,030)

Interest Expense
Interest Expense — Newcastle finances its investments using both fixed and floating rate debt, including securitizations, loans, repurchase agreements, and other financing vehicles.  Certain of this debt have been issued at discounts.  Discounts are accreted into interest expense on the effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the financing.

Deferred Costs and Interest Rate Cap Premiums

Deferred Costs and Interest Rate Cap Premiums ¾ Deferred costs consist primarily of costs incurred in obtaining financing which are amortized into interest expense over the term of such financing using the interest method.  Interest rate cap premiums, if any, are included in Derivative Assets, and are amortized as described below.

Derivatives and Hedging Activities
Derivatives and Hedging Activities — All derivatives are recognized as either assets or liabilities on the balance sheet and measured at fair value. Newcastle reports the fair value of derivative instruments gross of cash paid or received pursuant to credit support agreements and fair value is reflected on a net counterparty basis when Newcastle believes a legal right of offset exists under an enforceable netting agreement. Fair value adjustments affect either stockholders’ equity or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.  For those derivative instruments that are designated and qualify as hedging instruments, Newcastle designates the hedging instrument, based upon the exposure being hedged, as either a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign operation.

Derivative transactions are entered into by Newcastle solely for risk management purposes, except for total rate of return swaps.  Such total rate of return swaps are essentially financings of certain reference assets which are treated as derivatives for accounting purposes.  The decision of whether or not a given transaction/position (or portion thereof) is hedged is made on a case-by-case basis, based on the risks involved and other factors as determined by senior management, including restrictions imposed by the Code among others. In determining whether to hedge a risk, Newcastle may consider whether other assets, liabilities, firm commitments and anticipated transactions already offset or reduce the risk. All transactions undertaken as hedges are entered into with a view towards minimizing the potential for economic losses that could be incurred by Newcastle. Generally, all derivatives entered into are intended to qualify as hedges under GAAP, unless specifically stated otherwise. To this end, terms of hedges are matched closely to the terms of hedged items.

Description of the risks being hedged

1)
Interest rate risk, existing debt obligations – Newcastle has hedged (and may continue to hedge, when feasible and appropriate) the risk of interest rate fluctuations with respect to its borrowings, regardless of the form of such borrowings, which require payments based on a variable interest rate index. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate).  In order to reduce such risks, Newcastle may enter into swap agreements whereby Newcastle would receive floating rate payments in exchange for fixed rate payments, effectively converting the borrowing to fixed rate. Newcastle may also enter into cap agreements whereby, in exchange for a premium, Newcastle would be reimbursed for interest paid in excess of a certain cap rate.

2)
Interest rate risk, anticipated transactions – Newcastle may hedge the aggregate risk of interest rate fluctuations with respect to anticipated transactions, primarily anticipated borrowings. The primary risk involved in an anticipated borrowing is that interest rates may increase between the date the transaction becomes probable and the date of consummation. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate).  This is generally accomplished through the use of interest rate swaps.

Cash flow hedges

To qualify for cash flow hedge accounting, interest rate swaps and caps must meet certain criteria, including (1) the items to be hedged expose Newcastle to interest rate risk, (2) the interest rate swaps or caps are highly effective in reducing Newcastle’s exposure to interest rate risk, and (3) with respect to an anticipated transaction, such transaction is probable. Correlation and effectiveness are periodically assessed based upon a comparison of the relative changes in the fair values or cash flows of the interest rate swaps and caps and the items being hedged or using regression analysis on an ongoing basis to assess retrospective and prospective hedge effectiveness.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss, and net payments received or made, on the derivative instrument are reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. The premiums paid for interest rate caps, treated as cash flow hedges, are amortized into interest expense based on the estimated value of such cap for each period covered by such cap.

With respect to interest rate swaps which have been designated as hedges of anticipated financings, periodic net payments are recognized currently as adjustments to interest expense; any gain or loss from fluctuations in the fair value of the interest rate swaps is recorded as a deferred hedge gain or loss in accumulated other comprehensive income and treated as a component of the anticipated transaction.  In the event the anticipated refinancing failed to occur as expected, the deferred hedge credit or charge would be recognized immediately in earnings. Newcastle’s hedges of such financings were terminated upon the consummation of such financings.

Newcastle has designated certain of its hedge derivatives, and in some cases re-designated all or a portion thereof as hedges.  As a result of these designations, in the cases where the originally hedged items were still owned by Newcastle, the unrealized gain or loss was recorded in OCI as a deferred hedge gain or loss and is being amortized over the life of the hedged item.

Non-Hedge Derivatives

With respect to interest rate swaps and caps that have not been designated as hedges, any net payments under, or fluctuations in the fair value of, such swaps and caps have been recognized currently in Other Income (Loss). These derivatives may, to some extent, be economically effective as hedges.

Newcastle’s derivative financial instruments contain credit risk to the extent that its bank counterparties may be unable to meet the terms of the agreements. Newcastle reduces such risk by limiting its counterparties to major financial institutions. In addition, the potential risk of loss with any one party resulting from this type of credit risk is monitored. Management does not expect any material losses as a result of default by other parties. Newcastle does not require collateral for the derivative financial instruments within its CDO financing structures. Newcastle’s major derivative counterparties include Bank of America, Credit Suisse and Wells Fargo.

Management Fees to Affiliate
Management Fees to Affiliate — These represent amounts due to the Manager and Senior Living Managers pursuant to the Management Agreement and Senior Living Management Agreements.  For further information on the Management Agreement, see Note 13.

Investment in Real Estate Securities
Investment in Real Estate Securities —  Newcastle has classified its investments in securities as available for sale. Securities available for sale are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Investment in Loans

Investment in Loans ¾  Loans receivable are presented net of any unamortized discount (or gross of any unamortized premium), including any fees received, and an allowance for loan losses. Loans which Newcastle does not have the intent or the ability to hold into the foreseeable future are considered held-for-sale and are carried at the lower of average amortized cost or market value.

Investments in Excess Mortgage Servicing Rights (Excess MSRs) - Balance Sheet Measurement
Investments in Excess Mortgage Servicing Rights (Excess MSRs) – Upon acquisition, Newcastle has elected to record each of such investments at fair value.  Newcastle elected to record its investments in Excess MSRs at fair value in order to provide users of the financial statements with better information regarding the effects of prepayment risk and other market factors on the Excess MSRs. Under this election, Newcastle records a valuation adjustment on its Excess MSRs investments on a quarterly basis to recognize the changes in fair value in net income as described in Revenue Recognition – Investments in Excess Mortgage Servicing Rights above.

Purchase Accounting
Purchase Accounting - In determining the allocation of the purchase price between net tangible and identified intangible assets acquired and liabilities assumed, management made estimates of the fair value of the tangible and intangible assets and liabilities using information obtained as a result of pre-acquisition due diligence, marketing, leasing activities, and independent appraisals.  The fair value of the tangible assets acquired is determined by valuing the property as if it were vacant. Management allocated the purchase price to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values. The determination of fair value involved the use of significant judgment and estimation.

Investment in Operating Real Estate
Investment in Operating Real Estate — Operating real estate is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis. Buildings are depreciated over 40 years. Major improvements are capitalized and depreciated over their estimated useful lives. Fees and costs incurred in the successful negotiation of leases are deferred and amortized on a straight-line basis over the terms of the respective leases. Expenditures for repairs and maintenance are expensed as incurred.  Newcastle reviews its real estate assets for impairment annually or whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable.  Long-lived assets to be disposed of by sale, which meet certain criteria, are reclassified to Real Estate Held for Sale and measured at the lower of their carrying amount or fair value less costs of sale.  The results of operations for such an asset, assuming such asset qualifies as a “component of an entity” as defined, are retroactively reclassified to Income (Loss) from Discontinued Operations for all periods presented.

Intangibles
Intangibles - Resident lease intangibles reflect the fair value of in-place resident leases at acquisition.  Newcastle estimates the fair value of in-place leases as (i) the present value of the estimated rents that would have been forgone, offset by variable costs that would have otherwise been incurred during a reasonable lease-up period, as if the acquired units were vacant, and (ii) the estimated absorption costs, such as additional marketing costs that would have been incurred during the lease-up period. The acquisition fair value of the in-place resident lease intangibles is amortized over the average length of stay of the residents at the senior living facilities on a straight-line basis, which management estimates to be 24 months for an assisted living/memory care facility and 33 months for an independent living facility.

Non-compete intangibles reflect the fair value of non-compete agreements at acquisition.  Newcastle estimates the fair value of non-compete intangibles as the sum of (i) the present value of the consulting services during the non-compete period and (ii) the difference between (a) the present value of the net operating income with the non-compete agreements in place and (b) the present value of the net operating income, as if the non-compete agreements were not in place. The acquisition fair value of the non-compete intangibles is amortized over the non-compete period on a straight-line basis, which is 5 years in connection with the November 2012 acquisition.

Newcastle will periodically assess the carrying value of the intangibles to determine if facts and circumstances exist that would suggest that the intangible assets might be impaired or that the useful lives should be modified. In the event an impairment in value occurs and we believe that the carrying amount will not be recovered, a provision will be recorded to reduce the carrying basis of the intangibles to their estimated fair value.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash —  Newcastle considers all highly liquid short term investments with maturities of 90 days or less when purchased to be cash equivalents.  Substantially all amounts on deposit with major financial institutions exceed insured limits.  Restricted cash consisted of:

	December 31,
	2012	2011
Held in CDOs pending reinvestment	$—	$94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative margin accounts	—	6,550

	$2,064	$105,040

Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2012	2011	2010
Restricted cash generated from sale of securities	$56,629	$336,911	$249,549
Restricted cash generated from sale of real estate related loans	$—	$125,141	$53,020
Restricted cash generated from paydowns on securities and loans	$274,832	$546,752	$511,276
Restricted cash used for purchases of real estate securities	$143,184	$427,826	$368,893
Restricted cash used for purchases of real estate related loans	$91,481	$384,850	$107,708
Restricted cash used for repayments of CDO bonds payable	$166,845	$101,687	$202,037
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$3,213	$143,046
Restricted cash used for purchases of derivative instruments	$408	$—	$5,187
Restricted cash generated from margin collateral received	$—	$6,550	$—
Restricted cash used to return margin collateral	$6,550	$—	$—

CDO deconsolidation:
Real estate securities	$1,033,016	$262,617	$—
Restricted cash	$51,522	$37,988	$—
Derivative liabilities	$57,343	$20,257	$—
CDO bonds payable	$1,110,694	$336,046	$—

Stock Options
Stock Options — The fair value of the options issued as compensation to the Manager for its successful efforts in raising capital for Newcastle was recorded as an increase in stockholders’ equity with an offsetting reduction of capital proceeds received.  Options granted to Newcastle’s directors were accounted for using the fair value method.

Preferred Stock	Preferred Stock ¾ Newcastle’s accounting policy for its preferred stock is described in Note 12.
Accretion of Discount and Other Amortization
Accretion of Discount and Other Amortization — As reflected on the Consolidated Statements of Cash Flows, this item is comprised of the following:

	2012	2011	2010
Accretion of net discount on securities and loans	$(48,608)	$(45,387)	$(26,934)
Amortization of net discount on debt obligations	1,525	(823)	338
Amortization of deferred financing costs and interest rate cap premiums	2,751	3,740	3,432
Amortization of net deferred hedge (gains) and losses - debt	(1,250)	(2,316)	4,182
	$(45,582)	$(44,786)	$(18,982)

Securitization of Subprime Mortgage Loans	Securitization of Subprime Mortgage Loans — Newcastle’s accounting policy for its securitization of subprime mortgage loans is disclosed in Note 6.
Recent Accounting Pronouncements
Recent Accounting Pronouncements —  In May 2011, the FASB issued new guidance regarding the measurement and disclosure of fair value, which became effective for Newcastle on January 1, 2012. The adoption of this guidance did not have a material impact on Newcastle’s financial position, liquidity or results of operations.

In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in financial statements.  However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated OCI if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statement. Newcastle has early adopted this accounting standard and opted to present this information in a note to the financial statements.

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, the definition of an investment company, financial statement presentation, revenue recognition, leases, financial instruments, hedging, and contingencies. Some of the proposed changes are significant and could have a material impact on Newcastle’s reporting. Newcastle has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.